Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of income (loss) before income taxes are as follows:
	Year Ended December 31,
	2012	2011
Domestic	$(54,153)	$(2,623)
Foreign	966	2,585
	$(53,187)	$(38)

Schedule of Components of Income Tax Expense (Benefit)

Benefit from income taxes consisted of the following (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Current:
Federal	$0	$0
State	0	0
Foreign	388	902
Deferred:
Federal	(2,556)	(1,235)
State	(738)	31
Foreign	(63)	(63)
Benefit from income taxes	$(2,969)	$(365)

Schedule of Deferred Tax Assets and Liabilities

Deferred income tax assets and liabilities consist of the following (all amounts in thousands):

	December 31, 2012		December 31, 2011
	Current	Non-current	Current	Non-current
Deferred tax assets:
Federal	$1,390	$8,256	$726	$6,777
State	563	786	511	200
Foreign	36	16	36	11
Less: valuation allowance (1)	(689)	(3,185)	0	(3,874)
	1,300	5,873	1,273	3,114
Deferred tax liabilities:
Federal	(469)	(7,311)	(658)	(7,694)
State	(122)	(1,886)	(171)	(1,986)
Foreign	(57)	(538)	(58)	(579)
	(648)	(9,735)	(887)	(10,259)
Deferred tax assets (liabilities)	$652	$(3,862)	$386	$(7,145)

(1)	During 2011, we reduced the valuation allowance from $4.1 million to $3.9 million due to the expected use of foreign tax credits in the near term.

Principal components of our net liability representing deferred income tax balances are as follows (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Intangible assets	$(3,408)	$(6,760)
Property, plant and equipment	(752)	(837)
U.S. loss carryforwards and tax credits, net (1)	829	1,063
Subsidiary income (2)	(1,459)	(1,554)
Stock-based compensation expense	725	655
Reserves, accruals and other	805	588
Interest rate swaps	50	86
	$(3,210)	$(6,759)

(1)	We had federal net operating loss carryforwards amounting to $2.0 million and $2.4 million at December 31, 2012 and 2011, respectively. The net operating loss carryforward at December 31, 2012 expires in fiscal years 2025 through 2029. Internal Revenue Code Section 382 limits utilization of these losses to $3.2 million per year. It is possible that future changes in ownership could result in changes to the amounts allowed by IRC Section 382. State net operating loss carryforwards amounted to $1.0 million and $3.5 million as of December 31, 2012 and 2011, respectively.

(2)	A deferred tax liability has been recorded for income taxes which may become payable upon distribution of earnings of CTSAS, our French subsidiary. The estimated amount of tax that might be payable with regard to any distribution for foreign subsidiary earnings is reported net of foreign taxes paid, which are creditable against our domestic tax liability. We do not permanently reinvest our foreign subsidiary’s earnings. We continually evaluate our assertion; if our foreign business needs change, so may our assertion.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Income taxes computed using the federal statutory income tax rate differs from our effective tax rate primarily due to the following (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Provision for federal income taxes expected at 34% statutory rate	$(18,083)	$(13)
Increase (reduction) resulting from:
Tax on global activities	38	(29)
State income taxes, less federal income tax benefit	(518)	15
Change in valuation account	0	(188)
Goodwill impairment loss	15,615	0
Prior year true up	(33)	(141)
Other	12	(9)
Benefit from income taxes	$(2,969)	$(365)